Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	9094906		32718843	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception Granted for LTV. guidelines place a max 65% LTV on a DSCR under 1.00. Customer service recovery Comp factors include FICO of XXX	The representative FICO score exceeds the guideline minimum by at least 40 points.	Comp factors include FICO of XXX	SitusAMC,Aggregator	Reviewer Comment (2022-09-13): lender granted guideline exception, with comp factors, XXXX			XX/XX/XXXX 1:08:09 PM	2	B	XX/XX/XXXX	FL	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	9094906		32718844	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE IAN Disaster Declaration Date: XX/XX/XXXX	Appraisal completed prior to disaster declaration. Will need a post disaster property inspection report showing no damage to the subject property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Comp factors include FICO of XXX Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:	SitusAMC,Aggregator Originator	Reviewer Comment (2022-10-10): Post disaster inspection report, dated shows no damage XX/XX/XXXX but the disaster does not have an end date Buyer Comment (2022-10-10): Please see attached.			XX/XX/XXXX 12:25:49 PM	2	B	XX/XX/XXXX	FL	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	1943896		32718848	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.	The lender granted an exception for the loan amount being below the guideline minimum. The mitigating factor being XXX credit score, strongly supportive DSCR over 1.9. and additionally vetted and approved at XX Level.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	lender granted guideline exception, with comp factors, XXXX	SitusAMC,Originator SitusAMC	Reviewer Comment (2022-09-14): lender granted guideline exception, with comp factors, XXXX			XX/XX/XXXX 8:30:29 AM	2	B	XX/XX/XXXX	KY	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	4642605		32718900	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE IAN Disaster Declaration Date: XX/XX/XXXX	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. Disaster Name: HURRICANE IAN Disaster Declaration Date: XX/XX/XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2022-11-02): Post disaster inspection report, shows no damage, dated XX/XX/XXXX but the disaster does not have an end date yet. Buyer Comment (2022-11-02): XXXX Disaster Inspection			XX/XX/XXXX 4:13:38 PM	2	B	XX/XX/XXXX	FL	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	5029620		32718909	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender utilized market rent from Rent Range instead of from the 1003, which indicated less income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	lender granted exception to guidelines, with comp factors	SitusAMC,Originator	Reviewer Comment (2022-11-02): lender granted exception to guidelines, with comp factors			XX/XX/XXXX 1:30:20 PM	2	B	XX/XX/XXXX	CA	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	2408247		32718913	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.93 is less than Guideline PITIA months reserves of 9.00.	Lender to provide acceptable asset documentation confirming reveres available of $XXX. Cash to close plus appraisal fee plus down payment plus 9 month reserves = $XXX (required funds). Verified funds is $XXX (XXXX) and $XXX EMD = $XXX. Short required funds of $XXX.	The representative FICO score exceeds the guideline minimum by at least 40 points.	lender has commented in SAMC portal to waive guideline exception, with comp factors	SitusAMC,Originator	Reviewer Comment (2022-12-14): lender has commented in SAMC portal to waive guideline exception, with comp factors Buyer Comment (2022-12-14): There is a shortfall in liquidity on this file. Compensating factors include: - Property is in C3 condition with a newly renovated kitchen, bath, and flooring and new appliances. - Borrower prepaid the $600 appraisal fee. Receipt attached. - Borrower has no derogatory mortgage history. - Property cash flows at a 1.18x dscr based on the estimated market rent. Buyer Comment (2022-11-16): Reviewing.			XX/XX/XXXX 11:59:47 AM	2	B	XX/XX/XXXX	MD	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	2767775		32718925	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 81.11111% exceeds Guideline loan to value percentage of 80.00000%.	Lender to provide Exception for exceeding maximum LTV 80% per value coming in low at $XXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	lender has commented in SAMC portal to waive guideline exception, with comp factors	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2022-12-02): lender has commented in SAMC portal to waive guideline exception, with comp factors Buyer Comment (2022-12-02): There should be an exception for a LTV of 81.11% from using the appraised value for underwriting instead of the net purchase price. Compensating factors include Borrower is well capitalized with Verified Liquidity of more than $XXX compared to required liquidity of around $XXX, Guarantor mid FICO of XXX with no derogatory mortgage history, and Property is in C3 condition and cash flows at a 1.16x dscr Buyer Comment (2022-11-15): Reviewing.			XX/XX/XXXX 11:18:31 AM	2	B	XX/XX/XXXX	MO	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	7287691		32718932	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE IAN Disaster Declaration Date: XX/XX/XXXX	Appraisal completed prior to disaster declaration. Will need a post disaster property inspection report showing no damage to the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:XX/XX/XXXX	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2022-11-14): Post disaster inspection report, dated shows no damage XX/XX/XXXXthe disaster end date of XX/XX/XXXX.			XX/XX/XXXX 11:57:16 AM	2	B	XX/XX/XXXX	FL	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	3404397		32718938	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approval to lower the rate XXX% on a service level recovery basis.	Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Median FICO of XXX, DSCR of 1.4, client has a large amount of repaid loans with XXXX and all previous loans have performed and have been paid as agreed.	Originator SitusAMC	Reviewer Comment (2022-11-16): Median FICO of XXX, DSCR of 1.4, client has a large amount of repaid loans with XXXX and all previous loans have performed and have been paid as agreed.			XX/XX/XXXX 10:11:30 AM	2	B	XX/XX/XXXX	MO	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	#N/A	32719019	XXXX	XX/XX/XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Ownership of business asset, per guides, must have a minimum of 50% ownership in the business. Per the operating agreement, guarantor only has 41% ownership in the business. In addition, all other members of the borrowing entity must provide a signed/dated letter confirming the guarantors access to the business funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 16.36 Guideline Requirement: 3.00 Guidelines Representative FICO: 700 Representative FICO: XXX The DSCR of 2.80 is greater than the minimum required DSCR of 1.00	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC,Aggregator	Reviewer Comment (2024-11-04): Client elects to waive with compensating factors.

Buyer Comment (2024-10-31): Please XXXX Operating agreement

Reviewer Comment (2024-10-29): No new document received. The Operating agreement for The XXXX XXXX is missing. Exception remains.

Buyer Comment (2024-10-28): A 1004-D was needed to clear the suspense conditions as there was an occupancy concern on a DSCR loan.

We were told the appraiser cannot change the occupancy on a 1004d. When the inspection happen (the effective date ) the home was owner occupied.

and XXX said that the appraiser could go out to re-inspect and confirm property is not vacant and that would be sufficient for us.

AMC advised the occupancy could not be changed on the 1004-D so we had to order a new appraisal report.

This should allow AMC to understand the order of events and hopefully clear this one up.

Reviewer Comment (2024-10-18): XXXX, requires  LLC documentation for all ascending LLC making up the overall ownership structure of the borrowing entity.  XXXX is 100% owned by XXXX, which has 3 members XXXX at 41% (Operating Agreement is in the file) and individual at 18% and The XXXX at 41%.  The file is missing the Operating agreement for The XXXX, which is required based on the guideline quoted above to verify access to the business funds in the name of the borrowing entity.  Exception remains open.

Buyer Comment (2024-10-16): XXXX , notes and XXX resolution to purchase have been uploaded, please clear as presented, thank you
																				XX/XX/XXXX 1:50:58 PM	2	B	XX/XX/XXXX	OH	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	8822069	32719020	XXXX	XX/XX/XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Ownership of business asset, per guides, must have a minimum of 50% ownership in the business. Per the operating agreement, guarantor only has 41% ownership in the business. In addition, all other members of the borrowing entity must provide a signed/dated letter confirming the guarantors access to the business funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 16.36 Guideline Requirement: 3.00 Guidelines Representative FICO: 700 Representative FICO: XXX The DSCR of 2.80 is greater than the minimum required DSCR of 1.00	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC,Aggregator	Reviewer Comment (2024-11-04): Lender exception approval. Client elects to waive with compensating factors.

Buyer Comment (2024-10-31): Attached is the operating agreement for XXXX sales and approved exception to for use of business funds with 41% ownership

Buyer Comment (2024-10-31): XXXX operating agreement attached

Reviewer Comment (2024-10-29): No new document received. As per guide, The borrowers on the loan must have a minimum of 50% ownership of the business and must be owners on the business account. As per the operating agreement, guarantor only has 41% ownership in the business. In addition, all other members of the borrowing entity must provide a signed/dated letter confirming the guarantors access to the business funds. Exception Remains.

Buyer Comment (2024-10-28): A 1004-D was needed to clear the suspense conditions as there was an occupancy concern on a DSCR loan.

We were told the appraiser cannot change the occupancy on a 1004d. When the inspection happen (the effective date ) the home was owner occupied.

and XXX said that the appraiser could go out to re-inspect and confirm property is not vacant and that would be sufficient for us.

AMC advised the occupancy could not be changed on the 1004-D so we had to order a new appraisal report.

This should allow AMC to understand the order of events and hopefully clear this one up.

Reviewer Comment (2024-10-18): As per guide, The borrowers on the loan must have a minimum of 50% ownership of the business and must be owners on the business account. As per the operating agreement, guarantor only has 41% ownership in the business. In addition, all other members of the borrowing entity must provide a signed/dated letter confirming the guarantors access to the business funds. Exception Remains

Buyer Comment (2024-10-16): XXXX , notes and XXX resolution to purchase have been uploaded, please clear as presented, thank you

Reviewer Comment (2024-10-14): Please provide Certificate Of Good Standing for XXXX. Exception remains.
																				XX/XX/XXXX 1:51:20 PM	2	B	XX/XX/XXXX	OH	Investment	Purchase		B	B		A		N/A	No